REVERSE RECAPITALIZATION (Tables)	9 Months Ended
Sep. 30, 2022
Reverse Recapitalization [Abstract]
Schedule of Allocation of Earn-Out Shares

In accordance with terms of the Business Combination and upon closing, the Company approved a total earn-out of 9,000,000 Class A Common Stock, which were allocated as follows as at September 30, 2022.

Shareholder Type	Grant Date	Number of Shares
Employee	7/18/2022	6,000,000
Investor	7/18/2022	500,000
Employee	9/7/2022	900,000
Non-employee	9/12/2022	200,000
Unallocated shares	—	1,400,000
Total		9,000,000

Schedule of Fair Vale Valuation Assumptions	Assumptions used in the valuation at the Closing Date were as follows:

Assumptions
Fair Value of Class A Common Stock	$10.13
Selected Volatility	60%
Risk-free interest rate	3.14%
Contractual terms (years)	4.0

The grant-date fair values of the earn-outs granted to employees and non-employees were estimated using the following range of weighted average assumptions:

Assumptions
Fair Value of Class A Common Stock	7.81-10.13
Selected Volatility	60%-61%
Risk-free interest rate	3.14%-4.17%
Contractual terms (years)	3.8-4.0

The following table provides quantitative information regarding assumptions used in the Black-Scholes option-pricing model to determine the fair value of the Private Placement Warrants as of July 18, 2022 and September 30, 2022:

	July 18, 2022	September 30, 2022
Stock price	10.13	7.81
Term (in years)	5.0	4.8
Expected volatility	60%	40.0%
Risk-free rate	3.1%	4.1%
Dividend yield	—%	—%

Schedule of Reverse Recapitalization	The following table reconciles the elements of the Business Combination to the Condensed Consolidated Statements of Cash Flows and the Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders’ Deficit for the nine months ended September 30, 2022:

Recapitalization
Cash proceeds from ITHAX, net of redemptions	8,548
Cash proceeds from PIPE Financing	70,000
Less: Cash payment of ITHAX transaction costs and underwriting fees	(7,357)
Less: Cash payment of Legacy Mondee transaction costs and advisory fees paid	(9,000)
Net cash proceeds upon the closing of the Business Combination and PIPE financing	62,191
Less: Cash payment of ITHAX and Legacy Mondee transaction costs subsequent to closing of the Business Combination	(3,696)
Net cash proceeds as of September 30, 2022	58,495
Less: Non-cash net liabilities assumed from ITHAX	(7,845)
Less: Legacy Mondee transaction costs incurred and unpaid as of September 30, 2022	(2,310)
Net contributions from the Business Combination and PIPE financing upon closing	48,340

ITHAX Class A Ordinary Shares, outstanding prior to Business Combination	24,825,000
ITHAX Class B Ordinary Shares, outstanding prior to Business Combination	5,433,750
Less: Redemption of ITHAX Class A Ordinary Shares	(23,311,532)
Shares issued from PIPE financing	7,000,000
Total shares from the Business Combination and PIPE Financing	13,947,218
Legacy Mondee shares[1]	60,800,000
Total shares of Class A Common Stock immediately after Business Combination (Class A Common Stock)*	74,747,218

*    Total shares excludes earn-out shares of 7,400,000.